Borrowings	12 Months Ended
Dec. 31, 2011
BorrowingsAbstract
Borrowings
9.	Borrowings

Outstanding borrowings as of December 31 are as follows:

	2011	2010
Short-term borrowings:
Federal Home Loan Bank overnight line of credit	$—	$—
Federal Home Loan Bank advances	5,000,000	1,000,000
Long-term borrowings:
Federal Home Loan Bank advances	6,000,000	11,000,000
	$11,000,000	$12,000,000

Borrowings at December 31, 2011 have maturity dates as follows:

	Interest
	Rate

2012	3.34%	$5,000,000
2013	5.00%	5,000,000
2014	5.33%	1,000,000
		$11,000,000

All outstanding advances are fixed rate. Each advance is payable at its maturity date, with a prepayment penalty. At December 31, 2011, borrowings are collateralized by pledged securities, which had a carrying value of $734,000 and residential mortgages in the amount of $63,641,363 pledged under a blanket collateral agreement. At December 31, 2011, the Bank has available $52.6 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2011. The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2011, a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2011 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 is outstanding at December 31, 2011.

 At December 31, 2010, borrowings are collateralized by pledged securities, which had a carrying value of $3.9 million and residential mortgages in the amount of $62,752,350 pledged under a blanket collateral agreement. At December 31, 2010, the Bank has available $50.1 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2010. The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2010. In addition, the Bank also has available a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2010.